DISAGGREGATION OF REVENUE (Net Sales) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 2,908,565	$ 2,750,816
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,484,877	2,381,193
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	120,764	131,061
International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	302,924	238,562
Activewear
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,321,395	2,043,147
Hosiery and underwear
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 587,170	$ 707,669